SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Numerator for basic and diluted net income per share - income available to shareholders of Ordinary shares	$ 23,046	$ 15,560	$ 11,429
Denominator:
Denominator for basic net income per share - weighted average number of shares	78,579,013	77,916,912	77,702,788
Effect of dilutive securities:
Employee stock options and RSU	$ 2,442,514	$ 2,025,441	$ 910,740
Denominator for diluted net income per share - adjusted weighted average number of shares	81,021,527	79,942,353	78,613,528